Financial Investments - Additional Information (Detail) - Cash and Cash Equivalent and Financial Investments [member]	Dec. 31, 2018	Dec. 31, 2017
Brazil, Brazil Real [member]
Disclosure of financial assets [line items]
Weighted average interest rate	6.56%	10.18%
United States of America, Dollars [member]
Disclosure of financial assets [line items]
Weighted average interest rate	2.40%	1.70%